Label	Element	Value
Victory Fund for Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Victory Portfolios

Victory Fund for Income

Supplement dated October 28, 2015

to the Prospectus dated March 1, 2015 (“Prospectus”)

This Prospectus is being revised to reflect a change in the name of the Fund as well as additional disclosure relating to securities lending.

2.              The following paragraph replaces the information under the section “Investment Adviser” found on page 5 of the Prospectus:

Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day to day management of the Fund are members of the Adviser’s INCORE Investments investment team (referred to as an investment franchise).

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Fund for Income